Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2050 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2050 Fund - Class K6
Bar Chart Table:
Annual Return 2019	26.67%
Annual Return 2020	18.01%
Annual Return 2021	16.45%
Annual Return 2022	(18.90%)